S000008435 [Member] Investment Strategy - International Equity Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in the equity securities of companies located outside the U.S. The Fund focuses on companies located in developed markets, but also may invest a portion of its assets in securities of companies located in emerging markets. The Fund intends to diversify its assets by investing primarily in securities of issuers located in at least three foreign countries. The Fund may attempt to hedge against unfavorable changes in currency exchange rates by engaging in forward currency transactions or currency swaps and trading currency futures contracts and options on these futures. However, a Sub-adviser (as defined below) may choose not to, or may be unable to, hedge the Fund’s currency exposure. The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.
The Fund employs a “multi-manager” strategy whereby portions of the Fund are allocated to professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”) who are responsible for investing the assets of the Fund.